Consolidated Statements of Stockholders' Equity (USD $)	Common Stock	Additional Paid-In Capital	Statutory and Other Reserves	Accumulated Other Comprehensive Income	Retained Earnings	Total
Beginning Balance at Dec. 31, 2009	$ 37,089	$ 14,920,899	$ 2,605,901	$ 2,110,270	$ 33,704,150	$ 53,378,309
Beginning Balance (Shares) at Dec. 31, 2009	37,089,370	0	0	0	0	0
Net income	0	0	0	0	25,688,592	25,688,592
Foreign currency translation adjustments	0	0	0	2,317,595	0	2,317,595
Appropriation to reserves	0	0	1,979,953	0	(1,979,953)	0
Share-based compensation	0	1,253,858	0	0	0	1,253,858
Reclassification	0	(1,294,142)	0	0	0	(1,294,142)
Private placement	1,030	1,752,831	0	0	0	1,753,861
Private placement (Shares)	1,029,970	0	0	0	0	0
Shares issued for the payment of placement service	35	(35)	0	0	0	0
Shares issued for the payment of placement service (Shares)	35,000	0	0	0	0	0
Balance at Dec. 31, 2010	38,154	16,633,411	4,585,854	4,427,865	57,412,789	83,098,073
Balance (Shares) at Dec. 31, 2010	38,154,340	0	0	0	0	0
Net income	0	0	0	0	31,190,530	31,190,530
Foreign currency translation adjustments	0	0	0	4,481,290	0	4,481,290
Appropriation to reserves	0	0	2,265,148	0	(2,265,148)	0
Share-based compensation	0	1,640,355	0	0	0	1,640,355
Dividend on preferred stock	0	0	0	0	(1,250,000)	(1,250,000)
Accretion of preferred stock to redemption	0	0	0	0	(2,640,037)	(2,640,037)
Balance at Dec. 31, 2011	$ 38,154	$ 18,273,766	$ 6,851,002	$ 8,909,155	$ 82,448,134	$ 116,520,211
Balance (Shares) at Dec. 31, 2011	38,154,340	0	0	0	0	0